Subsequent Events	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Sep. 30, 2020	Apr. 30, 2020	Dec. 31, 2019
Subsequent Events

Note 14 - Subsequent Events

Subsequent events have been evaluated through the date of this filing and there are no subsequent events which require disclosure except as set forth below:

On November 6, 2020, the Company completed the acquisition of Fat Shark Holdings which was paid through (i) the issuance of 5,227,223 shares of common stock with an agreed value of $5,750,000 (ii) a senior secured promissory note in the original principal amount of $1,000,000 which matures on November 1, 2023, and (iii) a cash payment of $250,000 in cash. The Share Purchase Agreement includes indemnification provisions, a two year non-compete agreement, and registration rights for the shares issued in the transaction.

Note 13 - Subsequent Events Subsequent events have been evaluated through the date of this filing and there are no subsequent events which require disclosure.
FAT SHARK HOLDINGS
Subsequent Events

Note 5 – Subsequent Events

Subsequent events have been evaluated through the date of this filing.

On November 2, 2020, the Company was acquired by Red Cat Holdings, a Puerto Rico based company. Under the terms of the agreement, Red Cat acquired 100% of the Company’s outstanding equity and issued to the Company’s sole shareholder consideration totaling (i) 5,227,223 shares of common stock of Red Cat, (ii) a cash payment of $250,000, and (iii) a promissory note for $1,500,000. The promissory note bears interest at 3%, and the entire principal and accrued interest is due on November 1, 2023.

Note 5 – Subsequent Events

Subsequent events have been evaluated through the date of this filing.

On November 2, 2020, the Company was acquired by Red Cat Holdings, a Puerto Rico based company. Under the terms of the agreement, Red Cat acquired 100% of the Company’s outstanding equity and issued to the Company’s sole shareholder consideration totaling (i) 5,227,223 shares of common stock of Red Cat, (ii) a cash payment of $250,000, and (iii) a promissory note for $1,500,000. The promissory note bears interest at 3%, and the entire principal and accrued interest is due on November 1, 2023.